Discontinued Operations	12 Months Ended
Dec. 31, 2024
Discontinued Operations [Abstract]
DISCONTINUED OPERATIONS

NOTE 14 - DISCONTINUED OPERATIONS:

On July 4, 2023, the Company signed an agreement with TerraZone Ltd. (“TerraZone”) for the sale of its enterprise cybersecurity segment in exchange for 7% of the outstanding shares of TerraZone, which represent an estimated fair value consideration of $82 thousand. The sale included all assets and liabilities of the enterprise cybersecurity business, excluding certain patents. The Company’s enterprise cybersecurity business was focused on information security solutions for organizations. The sale will enable the Company to benefit from a streamlined business model, simplified operating structure, and enhanced management focus. Financial information relating to the discontinued operation for the years ended December 31, 2023 and 2022 is set out below.

Financial performance

	Year ended December 31
	2023	2022
	U.S. dollars in thousands
Revenue	-	229
Expenses	-	924
Loss before taxes on income	-	(695)
Gain from sale of discontinued operations	82	-
Taxes on income	-	-
Profit (loss) from discontinued operations, net of tax	82	(695)

Basic and diluted profit (loss) per share from discontinued operations (in U.S. dollars)	0.00	(0.03)

Cash flows

	Year ended December 31
	2023	2022
	U.S. dollars in thousands
Net cash used in operating activities	-	(935)
Net cash used in financing activities	-	(13)
Net cash outflow	-	(948)